UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/16 - 3/31/16

Item 1 - Schedule of Investments - March 31, 2016 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 136.48% (d)(f)
Aerospace & Defense - 1.87%
2,075	Bombardier, Inc., Senior Notes,
	7.50%, 03/15/18 (g)	B2	2,028
425	Huntington Ingalls Industries, Senior Notes,
	5%, 11/15/25 (g)	Ba2	445
900	Standard Aero Aviation Holdings Inc., Senior Notes,
	10%, 07/15/23 (g)	Caa2	860
350	Transdigm, Inc., Subordinated Notes,
	6.50%, 07/15/24	Caa1	347
300	Transdigm, Inc., Subordinated Notes,
	6.50%, 05/15/25	Caa1	293
			3,973

Airlines - 1.94%
100	Air Canada, Senior Notes,
	6.75%, 10/01/19 (g)	Ba3	103
1,100	American Airlines Group, Senior Notes,
	5.50%, 10/01/19 (g)	B1	1,116
120	American Airlines Group, Senior Notes,
	5.625%, 01/15/21 (g)	(e)	121
1,325	American Airlines Group, Senior Notes,
	6.125%, 06/01/18	B1	1,380
124	United Airlines, Senior Notes,
	4.625%, 03/03/24	(e)	123
650	United Continental Holdings, Inc., Senior Notes,
	6%, 12/01/20	B1	684
575	United Continental Holdings, Inc., Senior Notes,
	6.375%, 06/01/18	B1	602
			4,129

Automotive - 2.50%
550	Gestamp Fund Lux S.A., Senior Notes,
	5.625%, 05/31/20 (g)	B1	561
350	Group 1 Automotive, Inc., Senior Notes,
	5%, 06/01/22	Ba2	347
275	Group 1 Automotive, Inc., Senior Notes,
	5.25%, 12/15/23 (g)	Ba2	272
1,025	Jaguar Land Rover Automotive Plc, Senior Notes,
	5.625%, 02/01/23 (g)	Ba2	1,059
825	MPG Holdco Inc., Senior Notes,
	7.375%, 10/15/22	B3	814
400	Penske Auto Group, Inc., Senior Notes,
	5.75%, 10/01/22	B1	406
100	Sonic Automotive, Inc., Senior Subordinated Notes,
	7%, 07/15/22	B2	106
500	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B2	489
1,325	TI Group Auto Systems, L.L.C., Senior Notes,
	8.75%, 07/15/23 (g)	Caa1	1,252
			5,306

Broadcasting - 4.91%
1,075	AMC Networks, Inc., Senior Notes,
	4.75%, 12/15/22	Ba3	1,077
75	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B2	71

600	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B2	597
450	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	Ba3	471
475	Lin Television Corporation, Senior Notes,
	5.875%, 11/15/22	B3	480
1,150	MDC Partners, Inc., Senior Notes,
	6.50%, 05/01/24 (g)	B3	1,170
725	Outfront Media Capital LLC, Senior Notes,
	5.25%, 02/15/22	B1	743
250	Outfront Media Capital LLC, Senior Notes,
	5.625%, 02/15/24	B1	261
250	Sinclair Television Group, Inc., Senior Notes,
	5.875%, 3/15/26 (g)	B1	256
1,475	Sirius XM Radio, Inc., Senior Notes,
	5.75%, 08/01/21 (g)	Ba3	1,541
200	Sirius XM Radio, Inc., Senior Notes,
	6%, 07/15/24 (g)	Ba3	210
950	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	902
1,340	Tribune Media Company, Senior Notes,
	5.875%, 07/15/22 (g)	B2	1,307
475	Univision Communications, Inc., Senior Notes,
	5.125%, 02/15/25 (g)	B2	468
550	Univision Communications, Inc., Senior Notes,
	8.50%, 5/15/21 (g)	Caa1	561
300	Univision Communications, Inc., Senior Notes,
	6.75%, 09/15/22 (g)	B2	317
			10,432

Building & Real Estate - 3.27%
425	CCRE Company, Senior Notes,
	7.75%, 02/15/18 (g)	B1	420
475	Greystar Real Estate Partners, LLC, Senior Notes,
	8.25%, 12/01/22 (g)	B2	493
1,175	Howard Hughes Corporation, Senior Notes,
	6.875%, 10/01/21 (g)	Ba3	1,163
1,550	Jefferies LoanCore LLC, Senior Notes,
	6.875%, 06/01/20 (g)	B2	1,317
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	276
450	Realology Group LLC, Senior Notes,
	5.25%, 12/01/21 (g)	B2	464
550	RPG Byty s.r.o., Senior Notes,
	6.75%, 05/01/20 (g)(EUR)	Ba2	646
350	Shea Homes Limited Partnership, Senior Notes,
	5.875%, 04/01/23 (g)	B2	346
425	Taylor Morrison Communities, Inc., Senior Notes,
	5.875%, 04/15/23 (g)	B2	417
675	William Lyon Homes, Inc., Senior Notes,
	7%, 08/15/22	B3	648
750	William Lyon Homes, Inc., Senior Notes,
	8.50%, 11/15/20	B3	765
			6,955

Building Products - 2.41%
250	ABC Supply Company, Inc., Senior Notes,
	5.75%, 12/15/23 (g)	B3	260
550	Builders First Source, Inc., Senior Notes,
	7.625%, 06/01/21 (g)	B3	572

825	Cemex Finance LLC, Senior Notes,
	9.375%, 10/12/22 (g)	(e)	910
550	LSF9 Balta Issuer, S.A. , Senior Notes,
	7.75%, 09/15/22 (EUR)	B2	657
275	Masonite International Corporation, Senior Notes,
	5.625%, 03/15/23 (g)	B2	287
575	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21	B3	597
750	Reliance Intermediate Holdings L.P., Senior Notes,
	6.50%, 04/01/23 (g)	B1	771
750	RSI Home Products, Inc., Senior Notes,
	6.50%, 03/15/23 (g)	B1	780
275	Springs Industries, Inc., Senior Notes,
	6.25%, 06/01/21	B2	277
			5,111

Cable Operators - 16.31%
375	Altice Financing S.A., Senior Notes,
	6.625%, 02/15/23 (g)	B1	375
1,100	Altice Financing S.A., Senior Notes,
	7.625%, 02/15/25 (g)	B3	1,053
2,175	Altice Financing S.A., Senior Notes,
	7.75%, 05/15/22 (g)	B3	2,129
600	Altice US Finance II Corporation, Senior Notes,
	7.75%, 07/15/25 (g)	Caa1	586
600	Altice Financing S.A., Senior Notes,
	8.125%, 01/15/24 (g)	B3	594
2,129	Altice Financing S.A., Senior Notes,
	9.875%, 12/15/20 (g)	B3	2,283
800	B Communications Ltd., Senior Notes,
	7.375%, 02/15/21 (g)	(e)	864
475	Block Communications, Inc., Senior Notes,
	7.25%, 02/01/20 (g)	B1	461
300	Cable One, Inc., Senior Notes,
	5.75%, 06/15/22 (g)	B1	307
725	CCO Holdings, LLC, Senior Notes,
	5.25%, 09/30/22	B1	747
425	CCO Holdings, LLC, Senior Notes,
	5.75%, 09/01/23	B1	442
1,225	CCO Holdings, LLC, Senior Notes,
	5.75%, 01/15/24	B1	1,276
700	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	738
600	CCO Safari II, L.L.C., Senior Notes,
	6.384%, 10/23/35 (g)	Ba1	661
600	CCO Safari II, L.L.C., Senior Notes,
	6.484%, 10/23/45 (g)	Ba1	668
400	Cequel Communications Holdings I, LLC, Senior Notes,
	7.75%, 07/15/25 (g)	Caa1	391
525	Cequel Communications Holdings I, LLC, Senior Notes,
	5.125%, 12/15/21 (g)	Caa1	488
2,275	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	Caa1	2,264
525	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba3	497
1,125	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba3	1,156
550	LGE Holdco VI B.V., Senior Notes,
	7.125%, 05/15/24 (g) (EUR)	B2	681
800	Mediacom Broadband LLC, Senior Notes,
	6.375%, 04/01/23	B2	818
3,550	Neptune Finco Corporation, Senior Notes,
	10.125%, 01/15/23 (g)	B2	3,794
1,050	Neptune Finco Corporation, Senior Notes,
	10.875%, 10/15/25 (g)	B2	1,147

650	Netflix, Inc., Senior Notes,
	5.375%, 02/01/21	B1	681
700	Numericable Group, S.A., Senior Notes,
	6.25%, 05/15/24 (g)	B1	681
425	United Group BV, Senior Notes,
	7.875%, 11/15/20 (EUR) (g)	B2	514
100	United Group BV, Senior Notes,
	7.875%, 11/15/20 (g) (EUR)	B2	121
825	United Group BV, Senior Notes,
	7.875%, 11/15/20 (EUR)	B2	998
900	Unitymedia Hessen GmbH & Company, Senior Notes,
	5%, 01/15/25 (g)	Ba3	893
1,775	Unitymedia Kabel BW GmbH, Senior Notes,
	6.125%, 01/15/25 (g)	B3	1,833
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22	Ba2	592
375	Virgin Media Finance, Plc, Senior Notes,
	6%, 10/15/24 (g)	B2	388
650	Virgin Media Finance, Plc, Senior Notes,
	6.375%, 04/15/23 (g)	B2	673
325	Virgin Media Secured Finance, Plc, Senior Notes,
	5.25%, 01/15/26 (g)	Ba3	325
700	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	682
660	WideOpenWest Finance, LLC, Senior Notes,
	10.25%, 07/15/19	Caa1	660
825	WideOpenWest Finance, LLC, Senior Subordinated Notes,
	13.375%, 10/15/19	Caa1	817
375	Ziggo Bond Finance BV, Senior Notes,
	5.875%, 01/15/25 (g)	B2	368
			34,646

Chemicals - 2.93%
990	Consolidated Energy Finance, Senior Notes,
	6.75%, 10/15/19 (g)	B2	943
475	W.R. Grace & Company Conn., Senior Notes,
	5.125%, 10/01/21 (g)	Ba3	492
1,425	Hexion Specialty Chemicals, Inc., Senior Notes,
	6.625%, 04/15/20	B3	1,183
250	Hexion Specialty Chemicals, Inc., Senior Notes,
	10%, 04/15/20	B3	224
75	Huntsman International, Senior Notes,
	4.875%, 11/15/20	B1	74
350	Ineos Group Holdings S.A., Senior Notes,
	6.125%, 08/15/18 (g)	B3	355
475	Platform Specialty Products Corporation, Senior Notes,
	6.50%, 02/01/22 (g)	Caa1	401
475	Platform Specialty Products Corporation, Senior Notes,
	10.375%, 05/01/21 (g)	Caa1	458
1,275	PQ Corporation, Senior Notes,
	8.75%, 11/01/18 (g)	Caa1	1,192
925	Univar, Inc., Senior Notes,
	6.75%, 07/15/23 (g)	Caa1	903
			6,225

Consumer Products - 2.09%
575	24 Hour Holdings III LLC, Senior Notes,
	8%, 06/01/22 (g)	Caa1	464
150	Boardriders, S.A., Senior Notes,
	9.50%, 12/15/20 (g)(EUR)	Caa1	159
300	Central Garden and Pet Company, Senior Notes,
	6.125%, 11/15/23	B2	313

650	Energizer Spinco, Inc., Senior Notes,
	5.50%, 06/15/25 (g)	Ba3	655
275	Levi Strauss & Co., Senior Notes,
	6.875%, 05/01/22	Ba2	297
675	Lifetime Fitness, Inc., Senior Notes,
	8.50%, 06/15/23 (g)	Caa1	655
375	Spectrum Brands Escrow, Senior Notes,
	5.75%, 07/15/25	B2	398
750	Sun Products, Senior Notes,
	7.75%, 03/15/21 (g)	Caa2	698
400	Tempur Sealy International Inc., Senior Notes,
	5.625%, 10/15/23 (g)	B1	411
375	Vista Outdoor Inc. Inc, Senior Notes,
	5.875%, 10/01/23 (g)	Ba3	393
			4,443

Container - 4.47%
425	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	433
755	Ardagh Finance Holdings S.A., Senior Notes,
	8.375%, 06/15/19 (g)(h)(EUR)	Caa2	859
1,233	Ardagh Finance Holdings S.A., Senior Notes,
	8.625%, 06/15/19 (g)(h)	Caa2	1,187
125	Ball Corporation, Senior Notes,
	4%, 11/15/23	Ba1	123
400	Beverage Packaging Holdings (Lux) II S.A., Senior Notes,
	5.625%, 12/15/16 (g)	Caa2	399
750	Beverage Packaging Holdings (Lux) II S.A., Senior Subordinated
	Notes, 6%, 06/15/17 (g)	Caa2	744
275	Bormioli Rocco Holdings, Senior Notes,
	10%, 08/01/18 (g) (EUR)	B3	327
700	Consolidated Container Company LLC, Senior Notes,
	10.125%, 07/15/20 (g)	Caa2	574
100	Crown Cork and Seal Company, Inc., Senior Notes,
	7.375%, 12/15/26	B1	107
325	Pactiv Corporation, Senior Notes,
	7.95%, 12/15/25	Caa2	298
625	Reynolds Group Issuer, Inc., Senior Notes,
	9.875%, 08/15/19	Caa2	647
1,600	Reynolds Group Issuer, Inc., Senior Notes,
	8.25%, 02/15/21	Caa2	1,632
425	Reynolds Group Issuer, Inc., Senior Notes,
	5.75%, 10/15/20	B1	438
1,425	SIG Combibloc Holdings, Senior Notes,
	7.75%, 02/15/23 (g)(EUR)	Caa1	1,729
			9,497

Energy - 16.66%
645	Anadarko Finance Company, Senior Notes,
	7.50%, 05/01/31	Ba1	679
205	Anadarko Petroleum Company, Senior Notes,
	8.70%, 03/15/19	Ba1	229
200	Archrock Partners, Senior Notes,
	6%, 04/01/21	B3	145
350	Archrock Partners, Senior Notes,
	6%, 10/01/22	B3	252
725	CGG SA, Senior Notes,
	6.875%, 01/15/22	Caa2	290
407	Canadian Natural Resources Limited, Senior Notes,
	6.45%, 06/30/33	Baa3	384
100	Canadian Natural Resources Limited, Senior Notes,
	6.50%, 02/15/37	Baa3	93
200	Canadian Natural Resources Limited, Senior Notes,
	6.25%, 03/15/38	Baa3	182

30	Cenovus Energy, Inc., Senior Notes,
	6.75%, 11/15/39	Ba2	29
1,220	Chesapeake Energy Corp., Senior Notes,
	8%, 12/15/22 (g)	B1	592
670	Cimarex Energy Company, Senior Notes,
	4.375%, 06/01/24	Baa3	658
125	Concho Resources, Inc., Senior Notes,
	6.50%, 01/15/22	Ba2	125
1,325	Concho Resources, Inc., Senior Notes,
	5.50%, 04/01/23	Ba2	1,298
700	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	Ba2	707
600	Continental Resources, Senior Notes,
	4.90%, 06/01/44	Ba3	447
700	CrownRock, L.P., Senior Notes,
	7.125%, 04/15/21 (g)	B3	665
1,175	CrownRock, L.P., Senior Notes,
	7.75%, 02/15/23 (g)	B3	1,122
550	Encana Corporation, Senior Notes,
	6.50%, 05/15/19	Ba2	549
550	Energy Transfer Partners, L.P., Senior Notes,
	9%, 04/15/19	Baa3	589
190	Energy Transfer Partners, L.P., Senior Notes,
	9.70%, 03/15/19	Baa3	206
150	EQT Corporation, Senior Notes,
	8.125%, 06/01/19	Baa3	162
645	Gulfport Energy Corporation, Senior Notes,
	6.625%, 05/01/23	B2	600
675	Gulfport Energy Corporation, Senior Notes,
	7.75%, 11/01/20	B2	675
1,155	Hess Corporation, Senior Notes,
	7.875%, 10/01/29	Ba1	1,255
70	Hess Corporation, Senior Notes,
	7.125%, 03/15/33	Ba1	70
75	Hess Corporation, Senior Notes,
	8.125%, 02/15/19	Ba1	82
175	Hess Corporation, Senior Notes,
	6%, 01/15/40	Ba1	159
1,725	Matador Resources Company, Senior Notes,
	6.875%, 04/15/23	B3	1,643
825	MPLX LP, Senior Notes,
	4.50%, 07/15/23 (g)	Baa3	759
590	Murphy Oil Corporation, Senior Notes,
	2.50%, 12/01/17	B1	553
325	Newfield Exploration Company, Senior Notes,
	5.375%, 01/01/26	Ba3	297
450	Newfield Exploration Company, Senior Notes,
	5.625%, 07/01/24	Ba3	423
675	Newfield Exploration Company, Senior Subordinated Notes,
	5.75%, 01/30/22	Ba3	658
60	Noble Energy, Inc., Senior Notes,
	8.25%, 03/01/19	Baa3	66
75	Nustar Logistics, L.P., Senior Notes,
	4.80%, 09/01/20	Ba1	67
1,725	Pacific Exploration and Production Corporation, Senior Notes,
	5.375%, 01/26/19 (a)(g)	C	289
825	Pacific Exploration and Production Corporation, Senior Notes,
	5.625%, 01/19/25 (a)(g)	C	138
1,600	Parsley Energy LLC, Senior Notes
	7.50%, 2/15/22 (g)	B3	1,592
775	Penn Virginia Corporation, Senior Notes,
	7.25%, 04/15/19	Ca	93
800	Penn Virginia Corporation, Senior Notes,
	8.50%, 05/01/20	Ca	102
1,000	Petrobras Global Finance, Senior Notes,
	5.875%, 03/01/18	(e)	958

215	Petroleos Mexicanos, Senior Notes,
	5.50%, 02/04/19 (g)	Baa3	225
195	Petroleos Mexicanos, Senior Notes,
	6.375%, 02/04/21 (g)	Baa3	208
625	Pride International,Inc., Senior Notes,
	8.50%, 06/15/19	B1	536
875	Range Resources Corporaiton, Senior Subordinated Notes,
	4.875%, 05/15/25 (g)	Ba3	757
730	Rowan Companies, Inc., Senior Notes,
	7.875%, 08/01/19	B1	681
950	Sabine Pass LNG, L.P., Senior Notes,
	6.25%, 03/15/22	Ba3	929
1,350	SESI, L.L.C., Senior Notes,
	7.125%, 12/15/21	B2	1,021
2,650	Seven Generations Energy Ltd., Senior Notes,
	8.25%, 05/15/20 (g)	B2	2,657
550	Seven Generations Energy Ltd., Senior Notes,
	6.75%, 05/01/23 (g)	B2	518
650	SM Energy Company, Senior Notes,
	6.50%, 01/01/23	B3	465
850	Southwestern Energy Company, Senior Notes,
	7.50%, 02/01/18	B1	716
1,450	Targa Resources Partners L.P., Senior Notes,
	4.25%, 11/15/23	Ba3	1,272
800	Targa Resources Partners L.P., Senior Notes,
	5.25%, 05/01/23	Ba3	736
675	Targa Resources Partners L.P., Senior Notes,
	6.75%, 03/15/24 (g)	Ba3	658
900	Weatherford International Ltd. (Bermuda), Senior Notes,
	6.75%, 09/15/40	Ba3	653
800	Weatherford International Ltd. (Bermuda), Senior Notes,
	6.35%, 06/15/17	Ba3	792
575	WPX Energy, Inc., Senior Notes,
	8.25%, 08/01/23	B2	446
25	WPX Energy, Inc., Senior Notes,
	5.25%, 09/15/24	B2	17
1,200	WPX Energy, Inc., Senior Notes,
	6%, 01/15/22	B2	876
850	WPX Energy, Inc., Senior Notes,
	7.50%, 08/01/20	B2	665
695	YPF Sociedad Anonima, Senior Notes,
	8.50%, 03/23/21 (g)	Caa1	696
			35,406

Entertainment & Leisure - 1.74%
1,300	AMC Entertainment, Inc., Senior Subordinate Notes,
	5.75%, 06/15/25	B2	1,326
425	ClubCorp Club Operations, Inc., Senior Notes,
	8.25%, 12/15/23 (g)	B3	406
425	Entertainment One, Ltd. Senior Notes,
	6.875%, 12/15/22 (g) (GBP)	B1	607
1,000	Regal Entertainment Group, Senior Notes,
	5.75%, 03/15/22	B3	1,030
322	WMG Acquisition Corporation, Senior Notes,
	6%, 01/15/21 (g)	B1	329
			3,698

Financial - 14.29%
700	ABN Amro Bank NV, Senior Notes,
	5.75%, 12/29/49 (EUR)	Ba2	761
450	Aircastle Limited, Senior Notes,
	5.50%, 02/15/22	Ba1	468
600	Ally Financial, Inc., Senior Notes,
	5.75%, 11/20/25	(e)	586
619	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	Ba3	686

125	Ally Financial, Inc., Senior Notes,
	5.125%, 09/30/24	Ba3	128
625	Ally Financial, Inc., Senior Notes,
	8%, 11/01/31	Ba3	714
1,400	Banco Bilbao Vizcaya Argentina, S.A., Senior Notes,
	7%, 12/29/49 (EUR)	(e)	1,472
1,200	Banco Santander S.A., Senior Notes,
	6.375%, 05/29/49	Ba1	1,128
530	Bank of America Corporation, Senior Notes,
	6.30%, 12/29/49	Ba2	546
275	Citigroup, Inc.
	5.80%, 11/29/49	Ba2	263
1,575	Citigroup, Inc.
	5.95%, 12/29/49	Ba2	1,506
250	CNO Financial Group Inc., Senior Notes,
	5.25%, 05/30/25		256
950	Credit Agricole S.A., Senior Notes,
	6.625%, 09/29/49 (g)	Ba2	891
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,434
525	E*Trade Financial Corporation, Senior Notes,
	5.375%, 11/15/22	Baa3	553
300	Garfunkelux Holdco 3 S.A., Senior Notes,
	8.50%, 11/01/22 (g) (GBP)	B2	425
1,200	Goldman Sachs Group, Inc.
	5.375%, 12/29/49	Ba1	1,161
625	HRG Group, Inc., Senior Notes,
	7.875%, 07/15/19	Ba3	658
750	Hub Holdings LLC, Senior Notes,
	8.125%, 07/15/19 (g)	Caa2	690
250	Hub International Limited, Senior Notes,
	9.25%, 02/15/21 (g)	B3	262
900	Hub International Limited, Senior Notes,
	7.875%, 10/01/21 (g)	Caa2	886
650	Icahn Enterprises, Senior Notes,
	4.875%, 03/15/19	Ba3	622
700	Icahn Enterprises, Senior Notes,
	6%, 08/01/20	Ba3	682
1,650	Intesa Sanpaolo Spa,
	7.70%, 12/29/49 (g)	Ba3	1,514
1,465	JP Morgan Chase & Co.
	5.30%, 12/29/49	Baa3	1,461
1,600	Lincoln Finnace Ltd., Senior Notes,
	6.875%, 04/15/21 (g) (EUR)	B1	1,887
250	National Financial Partnership, Senior Notes,
	9%, 07/15/21 (g)	Caa2	240
1,400	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21	B2	1,241
225	Nationstar Mortgage LLC, Senior Notes,
	7.875%, 10/01/20	B2	215
675	Navient Corporation, Senior Notes,
	5%, 10/26/20	Ba3	611
1,050	Ocwen Financial Group, Senior Notes,
	6.625%, 05/15/19	B3	832
475	OneMain Financial Holdings, Inc., Senior Notes,
	6.75%, 12/15/19 (g)	B2	474
850	OneMain Financial Holdings, Inc., Senior Notes,
	7.25%, 12/15/21 (g)	B2	847
450	Provident Funding Associates, L.P., Senior Notes,
	6.75%, 06/15/21 (g)	Ba3	426
1,125	Quicken Loans, Inc., Senior Notes,
	5.75%, 05/01/25 (g)	Ba2	1,091
1,100	USI Inc., Senior Notes,
	7.75%, 01/15/21 (g)	Caa2	1,097
825	Walter Investment Management Corporation, Senior Notes,
	7.875%, 12/15/21	Caa1	534
1,125	Wayne Merger Sub, LLC, Senior Notes,
	8.25%, 08/01/23 (g)	Caa2	1,117
			30,365

Food/Tobacco - 3.37%
225	Boparan Finance, Plc, Senior Notes,
	5.25%, 07/15/19 (g)(GBP)	B2	316
600	Constellation Brands, Inc., Senior Notes,
	6%, 05/01/22	Ba1	677
750	Dean Foods Company, Senior Notes,
	6.50%, 03/15/23 (g)	B2	770
650	JBS USA, LLC, Senior Notes,
	5.875%, 07/15/24 (g)	Ba2	588
600	JBS USA, LLC, Senior Notes,
	7.75%, 10/28/20 (g)	(e)	591
800	Minerva Luxembourg S.A., Senior Notes,
	7.75%, 01/31/23 (g)	B1	807
675	Pinnacle Foods Finance, L.L.C., Senior Notes,
	5.875%, 01/15/24 (g)	B2	704
525	Post Holdings, Inc., Senior Notes,
	6.75%, 12/01/21 (g)	B3	554
825	Post Holdings, Inc., Senior Notes,
	7.375%, 02/15/22	B3	870
200	Post Holdings, Inc., Senior Notes,
	7.75%, 03/15/24 (g)	B3	220
175	Post Holdings, Inc., Senior Notes,
	8%, 07/15/25 (g)	B3	195
425	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B1	446
400	Treehouse Foods, Inc., Senior Notes,
	6%, 02/15/24 (g)	Ba3	424
			7,162

Forest Products - 1.72%
275	Cascades, Inc., Senior Notes,
	5.50%, 07/15/22 (g)	Ba3	264
1,150	Cascades, Inc., Senior Notes,
	5.75%, 07/15/23 (g)	Ba3	1,085
325	Graphic Packaging International, Inc., Senior Notes,
	4.75%, 04/15/21	Ba2	336
625	Mercer International, Inc., Senior Notes,
	7%, 12/01/19	B2	625
350	Mercer International, Inc., Senior Notes,
	7.75%, 12/01/22	B2	347
400	Norbord, Inc., Senior Notes,
	6.25%, 04/15/23 (g)	Ba2	388
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Baa3	617
			3,662

Gaming - 4.99%
550	Boyd Gaming Corporation, Senior Notes,
	6.375%, 04/01/26 (g)	B3	571
850	Cirsa Funding Luxembourg S.A., Senior Notes,
	5.875%, 05/15/23 (g)(EUR)	B3	947
443	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g)(EUR)	B3	507
725	Eldorado Resorts, Inc., Senior Notes,
	7%, 08/01/23	Caa1	751
700	Great Canadian Gaming Corporation, Senior Notes,
	6.625%, 07/25/22 (g) (CAD)	B1	543
959	International Game Technology Plc, Senior Notes,
	6.25%, 02/15/22 (g)	Ba2	976

800	International Game Technology Plc, Senior Notes,
	6.50%, 02/15/25 (g)	Ba2	793
425	Intralot Finance Luxembourg S.A. , Senior Notes,
	9.75%, 08/15/18 (g)(EUR)	B1	496
1,025	MGM Resorts International, Senior Notes,
	6%, 03/15/23	B3	1,056
925	MGM Resorts International, Senior Notes,
	6.625%, 12/15/21	B3	992
375	Peninsula Gaming, LLC, Senior Notes,
	8.375%, 02/15/18 (g)	Caa1	382
257	Rivers Pittsburgh Borrower, L.P., Senior Notes,
	9.50%, 06/15/19 (g)	B3	265
275	Safari Holding Verwaltungs GmbH, Senior Notes,
	8.25%, 02/15/21 (g)(EUR)	B2	330
500	Scientific Games International Inc., Senior Notes,
	7%, 01/01/22 (g)	Ba3	510
775	Shingle Springs Tribal Gaming Authority, Senior Notes,
	9.75%, 09/01/21 (g)	B2	849
550	SNAI Spa, Senior Notes,
	7.625%, 06/15/18 (g) (EUR)	B2	641
			10,609

Health Care - 9.83%
350	Acadia Healthcare Company, Inc., Senior Notes
	5.625%, 02/15/23	B3	357
300	Acadia Healthcare Company, Inc., Senior Notes
	6.50%, 03/01/24 (g)	B3	312
450	AMAG Pharmaceuticals, Inc., Senior Notes,
	7.875%, 09/01/23 (g)	B3	401
725	Capsugel S.A., Senior Notes,
	7%, 05/15/19 (g)	Caa1	729
275	Centene Escrow Corporation, Senior Notes,
	5.625%, 02/15/21 (g)	Ba2	287
175	Centene Escrow Corporation, Senior Notes,
	6.125%, 02/15/24 (g)	Ba2	184
2,150	CHS/Community Health Systems, Inc., Senior Notes,
	6.875%, 02/01/22	B3	1,935
575	Concordia Healthcare Corporation, Senior Notes,
	9.50%, 10/21/22 (g)	Caa2	555
450	Crimson Merger, Inc., Senior Notes,
	6.625%, 05/15/22 (g)	Caa2	340
450	DPX Holdings BV, Senior Notes,
	7.50%, 02/01/22 (g)	Caa1	450
725	Endo Finance LLC, Senior Notes,
	6%, 07/15/23 (g)	B1	684
575	Endo Finance LLC, Senior Notes,
	6%, 02/01/25 (g)	B1	539
150	HCA, Inc., Senior Notes,
	5%, 03/15/24	Ba1	154
825	HCA, Inc., Senior Notes,
	5.25%, 06/15/26	Ba1	846
275	Hill-Rom Holdings, Inc., Senior Notes,
	5.75%, 09/01/23 (g)	B1	285
800	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	786
1,000	JLL/Delta Dutch Senior Notes,
	8.75%, 05/01/20 (g)	Caa2	975
625	Kindred Healthcare, Inc., Senior Notes,
	8%, 01/15/20	B2	620
450	Molina Healthcare, Inc., Senior Notes,
	5.375%, 11/15/22 (g)	Ba3	462
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21	Ba1	544

450	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 03/01/24	Ba1	474
525	Opal Acquisition, Inc., Senior Note,
	8.875%, 12/15/21 (g)	Caa2	368
125	Select Medical Corporation, Senior Notes,
	6.375%, 06/01/21	B3	118
425	Surgery Center Holdings, Senior Notes,
	8.875%, 04/15/21 (g)	Caa2	426
575	Synlab Bondco PLC, Senior Notes,
	6.25%, 07/01/22 (g) (EUR)	B2	691
250	Synlab Bondco PLC, Senior Notes,
	8.25%, 07/01/23 (g)(EUR)	Caa1	286
300	Tenet Healthcare Corporation, Senior Notes,
	4.134%, 06/15/20 (g)	Ba2	298
1,332	Tenet Healthcare Corporation, Senior Notes,
	6.75%, 06/15/23	B3	1,285
575	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	B3	591
675	Valeant Pharmaceuticals International, Senior Notes,
	5.375%, 03/15/20 (g)	B3	554
2,900	Valeant Pharmaceuticals International, Senior Notes,
	5.875%, 05/15/23 (g)	B3	2,262
2,075	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B3	1,722
350	Valeant Pharmaceuticals International, Senior Notes,
	6.75%, 08/15/21 (g)	B3	287
100	Valeant Pharmaceuticals International, Senior Notes,
	7%, 10/01/20 (g)	B3	84
			20,891

Information Technology - 5.65%
600	Advanced Micro Devices, Inc., Senior Notes,
	6.75%, 03/01/19	Caa2	477
875	Ancestry.com Inc., Senior Notes,
	9.625%, 10/15/18 (g)	Caa1	871
1,325	Ancestry.com Inc., Senior Notes,
	11%, 12/15/20	B3	1,424
1,700	Bankrate, Inc., Senior Notes,
	6.125%, 08/15/18 (g)	B2	1,687
700	Blue Coat Holdings, Inc., Senior Notes,
	8.375%, 06/01/23 (g)	Caa2	721
100	BMC Software, Inc., Senior Notes,
	7.25%, 06/01/18	Caa1	90
25	CommScope Holding Company, Inc., Senior Notes,
	6.625%, 06/01/20 (g)	B3	26
875	CommScope Technologies LLC, Senior Notes,
	6%, 06/15/25 (g)	B2	884
575	Match Group, Inc., Senior Notes,
	6.75%, 12/15/22 (g)	Ba3	582
350	Micron Technology, Inc., Senior Notes,
	5.25%, 08/01/23 (g)	Ba3	286
675	Microsemi Corporation, Senior Notes,
	9.125%, 04/15/23 (g)	B2	742
400	NXP B.V., Senior Notes,
	5.75%, 02/15/21 (g)	Ba2	419
350	SS&C Technologies Holdings, Inc., Senior Notes,
	5.875%, 07/15/23 (g)	B3	363
1,425	Western Digital Corporation, Senior Notes,
	7.375%, 04/01/23 (g)	Ba1	1,453
1,375	Western Digital Corporation, Senior Notes,
	10.50%, 04/01/24 (g)	Ba2	1,376
550	Zebra Technologies Corporation, Senior Notes,
	7.25%, 10/15/22	B2	596
			11,997

Lodging - 1.03%
850	Hilton Worldwide Finance, Senior Notes,
	5.625%, 10/15/21	B2	882
1,325	Playa Resorts Holding B.V., Senior Notes,
	8%, 08/15/20 (g)	Caa1	1,302
			2,184

Manufacturing - 2.54%
700	Accudyne Industries Borrower S.C.A., Senior Notes,
	7.75%, 12/15/20 (g)	Caa3	550
1,350	Apex Tool Group, Senior Notes,
	7%, 02/01/21 (g)	Caa1	1,094
400	CNH Capital LLC, Senior Notes,
	3.625%, 04/15/18	Ba1	401
500	Gardner Denver Inc., Senior Notes,
	6.875%, 08/15/21 (g)	Caa1	408
150	Manitowoc Food Service, Senior Notes,
	9.50%, 02/15/24 (g)	Caa1	163
600	Milacron LLC, Senior Notes,
	7.75%, 02/15/21 (g)	Caa1	555
700	Pfleiderer GmbH, Senior Notes,
	7.875%, 08/01/19 (EUR)	B2	831
700	Sensata Technologies UK Financing Company plc, Senior
	Notes, 6.25%, 02/15/26 (g)	Ba3	740
675	Terex Corporation, Senior Notes,
	6%, 05/15/21	B3	646
			5,388

Metals & Mining - 3.67%
650	Aleris International, Inc., Senior Notes,
	7.875%, 11/01/20	Caa2	553
1,000	ArcelorMittal, Senior Notes,
	10.85%, 06/01/19	Ba2	1,117
625	BlueScope Steel (Finance) Limited, Senior Notes,
	7.125%, 05/01/18 (g)	Ba3	628
1,125	Constellium NV, SeniorNotes,
	7.875%, 04/01/21 (g)	B2	1,121
675	Eldorado Gold Corporation, Senior Notes,
	6.125%, 12/15/20 (g)	B1	616
250	Freeport McMoran, Inc., Senior Notes,
	2.375%, 03/15/18	B1	221
625	HudBay Minerals, Inc., Senior Notes,
	9.50%, 10/01/20	Caa1	447
675	Lundin Mining Corporation, Senior Notes,
	7.50%, 11/01/20 (g)	B1	645
1,075	Murray Energy Corporation, Senior Notes,
	11.25%, 04/15/21 (g)	C	140
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	430
675	Nyrstar Netherlands Holdings B.V., Senior Notes,
	8.50%, 09/15/19 (g) (EUR)	Caa1	689
775	Ryerson Inc., Senior Secured Notes,
	9%, 10/15/17	Caa2	663
536	Ryerson Inc., Senior Secured Notes,
	11.25%, 10/15/18	Caa3	359
25	SunCoke Energy Partners, L.P., Senior Notes,
	7.375%, 02/01/20 (g)	B3	17
50	SunCoke Energy Partners, L.P., Senior Notes,
	7.375%, 02/01/20 (g)	B3	35
150	SunCoke Energy Partners, L.P., Senior Notes,
	7.375%, 02/01/20 (g)	B3	105
			7,786

Other Telecommunications - 3.53%
600	Century Link Inc., Senior Notes,
	7.50%, 04/01/24	Ba3	602
250	Earthlink Inc., Senior Notes,
	7.375%, 06/01/20	Ba3	259
475	Equinix, Inc., Senior Notes,
	5.375%, 01/01/22	B1	495
250	Equinix, Inc., Senior Notes,
	5.75%, 01/01/25	B1	263
1,975	Frontier Communications, Inc., Senior Notes,
	8.875%, 09/15/20 (g)	Ba3	2,064
425	Level 3 Communications, Inc., Senior Notes,
	5.75%, 12/01/22	B2	436
725	Level 3 Financing, Inc., Senior Notes,
	5.375%, 01/15/24 (g)	B1	736
225	Level 3 Financing, Inc., Senior Notes,
	5.625%, 02/01/23	B1	256
125	Level 3 Financing, Inc., Senior Notes,
	6.125%, 01/15/21	B1	131
250	Level 3 Financing, Inc., Senior Notes,
	5.25%, 03/15/26 (g)	B1	227
650	Rackspace Hosting, Inc., Senior Notes,
	6.50%, 01/15/24 (g)	Ba1	640
700	Telecom Italia, Senior Notes,
	6.375%, 06/24/19 (GBP)	Ba1	1,102
300	Zayo Group, LLC, Global Notes,
	6.375%, 05/15/25 (g)	B3	293
			7,504

Publishing - 1.01%
325	Harland Clarke Holdings Corporation, Senior Notes,
	9.75%, 08/01/18 (g)	B1	321
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	223
125	McGraw Hill Global, Senior Notes,
	9.75%, 04/1/21	B1	135
575	MHGE Parent, LLC, Senior Notes,
	8.50%, 08/01/19 (g)	Caa1	569
875	Trader Corporation, Senior Notes,
	9.875%, 08/15/18 (g)	B1	894
			2,142

Restaurants - .60%
425	1011778 B.C. United Liability Company, Senior Notes,
	4.625%, 01/15/22 (g)	Ba3	433
300	P.F. Chang’s China Bistro, Inc., Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	272
575	Seminole Hard Rock Entertainment Inc., Senior Notes,
	5.875%, 05/15/21 (g)	B2	578
			1,283

Retail - 2.64%
1,000	Argos Merger, Inc., Senior Notes,
	7.125%, 03/15/23 (g)	B3	1,059
175	Chinos Intermediary Holdings A, Inc., Senior Notes,
	7.75%, 05/01/19 (g)	Caa2	86
150	Claire’s Stores, Inc., Senior Subordinated Notes,
	10.50%, 06/01/17	Ca	90
150	David’s Bridal, Inc., Senior Notes,
	7.75%, 10/15/20 (g)	Caa3	107

275	Dollar Tree, Inc., Senior Notes
	5.25%, 03/01/20 (g)	Ba3	288
600	Douglas GmbH, Senior Notes,
	6.25%, 07/15/22 (g)(EUR)	B1	729
600	Guitar Center Inc., Senior Notes,
	6.50%, 04/15/19 (g)	B3	538
400	Kirk Beauty One GmbH, Senior Notes,
	8.75%, 07/15/23 (g) (EUR)	Caa1	473
725	Magnolia S.A., Senior Notes,
	9%, 08/01/20 (g)(EUR)	B2	876
220	Matalan Finance Plc, Senior Notes,
	6.875%, 06/01/19 (g)(GBP)	B2	267
50	Neiman Marcus Group, Ltd., Senior Notes,
	8%, 10/15/21 (g)	Caa2	43
425	New Look Secured Issuer Plc, Senior Notes,
	6.50%, 07/01/22 (g)(GBP)	B1	600
125	New Look Senior Issuer Plc, Senior Notes,
	8%, 07/01/23 (g)(GBP)	Caa1	173
325	The Men’s Warehouse, Inc., Senior Notes,
	7%, 07/01/22	B2	276
			5,605

Satellites - 1.65%
698	Hughes Satellite Systems, Inc., Senior Notes,
	6.50%, 06/15/19	Ba3	771
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	856
825	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20	Caa2	532
1,275	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.50%, 04/01/21	Caa2	813
525	Intelsat Jackson Holdings Ltd., Senior Notes,
	8%, 02/15/24 (g)	B1	540
			3,512

Services - 7.51%
625	Acosta, Inc., Senior Notes,
	7.75%, 10/01/22 (g)	Caa1	578
550	Alliance Data Systems Company, Senior Notes,
	5.375%, 08/01/22 (g)	(e)	517
250	Ashtead Capital Inc., Senior Notes,
	6.50%, 07/15/22 (g)	Ba3	264
525	Avis Budget Car, Senior Notes,
	5.25%, 03/15/25 (g)	B1	480
425	Blueline Rental Finance, Senior Notes,
	7%, 02/01/19 (g)	B3	391
1,625	CEB, Inc., Senior Notes,
	5.625%, 06/15/23 (g)	Ba3	1,653
700	Corelogic Inc., Senior Notes,
	7.25%, 06/01/21	Ba3	727
325	Europcar Groupe SA, Senior Notes,
	5.75%, 06/15/22 (g)(EUR)	B3	386
1,100	First Data Corporation, Senior Notes,
	5.375%, 08/15/23 (g)	B1	1,127
3,425	First Data Corporation, Senior Notes,
	7%, 12/01/23 (g)	Caa1	3,451
675	H&E Equipment Services, Senior Notes,
	7%, 09/01/22	B3	683
75	Laureate Education, Inc., Senior Ntoes,
	9.25%, 09/01/19 (g)	Caa2	55
541	Lender Processing Services, Inc., Senior Notes,
	5.75%, 04/15/23	Baa3	560
150	Loxam SAS, Senior Subordinated Notes,
	7%, 07/23/22 (g)(EUR)	(e)	178

425	MSCI, Inc., Senior Notes,
	5.25%, 11/15/24 (g)	Ba2	439
500	MSCI, Inc., Senior Notes,
	5.75%, 08/15/25 (g)	Ba2	526
375	Monitronics International, Senior Notes,
	9.125%, 04/01/20	Caa2	303
325	Nord Anglia Education Finance LLC, Senior Notes,
	5.75%, 07/15/22 (g) (CHF)	B1	341
400	Outerwall, Inc., Senior Notes,
	5.875%, 06/15/21	B1	295
925	Outerwall, Inc., Senior Notes,
	6%, 03/15/19	B1	791
225	Sabre GLBL, Inc., Senior Notes,
	5.375%, 04/15/23 (g)	Ba3	230
900	Safway Group Holding LLC, Senior Notes,
	7%, 05/15/18 (g)	B3	903
650	Transworld Systems, Inc., Senior Notes,
	9.50%, 08/15/21 (g)	Caa2	317
750	US Foods, Inc., Senior Notes,
	8.50%, 06/30/19	Caa2	770
			15,965

Supermarkets - 1.31%
1,300	Rite Aid Corporation, Senior Notes,
	6.75%, 06/15/21	B3	1,371
1,325	Rite Aid Corporation, Senior Notes,
	6.125%, 04/01/23 (g)	B3	1,408
			2,779

Transportation - .42%
325	OPE KAG Finance, Senior Notes,
	7.875%, 07/31/23 (g)	B3	324
125	Swissport Investments, S.A., Senior Notes,
	6.75%, 12/15/21 (g) (EUR)	B1	150
425	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	413
			887

Utilities - 2.68%
850	AES Corporation, Senior Notes,
	5.50%, 03/15/24	Ba3	837
875	Calpine Corporation, Senior Notes,
	5.375%, 01/15/23	B3	843
100	Calpine Corporation, Senior Notes,
	5.50%, 02/01/24	B3	96
675	Dynergy Finance, Senior Notes,
	6.75%, 11/01/19	B3	672
1,646	Energy Future Intermediate Holding Company,
	Senior Secured Notes, 11.75%, 03/01/22 (a)(b)(g)	(e)	1,786
1,075	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23	B1	1,002
450	TerraForm Power Operating LLC, Senior Notes,
	5.875%, 02/01/23 (g)	Caa1	369
100	TerraForm Power Operating LLC, Senior Notes,
	6.125%, 06/15/25 (g)	Caa1	79
			5,684

Wireless Communications - 6.94%
675	Arqiva Broadcasting, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	1,040

250	Digicel Group Limited, Senior Notes,
	7.125%, 04/01/22 (g)	Caa1	193
1,375	Digicel Group Limited, Senior Notes,
	8.25%, 09/30/20 (g)	Caa1	1,169
400	Digicel Limited, Senior Notes,
	6%, 04/15/21 (g)	B1	358
500	OTE Plc, Senior Notes,
	7.875%, 02/07/18 (EUR)	Caa2	608
825	Sable International Finance Limited, Senior Notes,
	6.875%, 08/01/22 (g)	Ba3	827
2,500	Sprint Communications, Inc., Senior Notes,
	8.75%, 03/15/32	Caa1	1,962
325	TBG Global Pte. Ltd., Senior Notes,
	5.25%, 02/10/22	(e)	314
1,300	T-Mobile, USA, Inc., Senior Notes,
	6%, 03/01/23	Ba3	1,332
300	T-Mobile, USA, Inc., Senior Notes,
	6.375%, 03/01/25	Ba3	307
175	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/24	Ba3	182
2,400	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/26	Ba3	2,490
275	T-Mobile, USA, Inc., Senior Notes,
	6%, 04/15/24	Ba3	278
305	Vimpelcom Holdings, Senior Notes,
	5.20%, 02/13/19 (g)	Ba3	308
700	Wind Acquistion Holdings Finance S.A., Senior Notes,
	4.75%, 07/15/20 (g)	Ba3	661
3,000	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.375%, 04/23/21 (g)	Caa1	2,723
			14,752
	Total Corporate Debt Securities (Total cost of $301,702)		289,978

CONVERTIBLE DEBT SECURITIES - .09% (d)(f)
Automotive - .09%
214	Tesla Motors, Inc., Senior Notes,
	0.25%, 03/01/19	(e)	195
	Total Convertible Debt Securities (Total cost of $171)		195

BANK DEBT SECURITIES - .35% (d)(f)
Energy - .35%
1,075	Hercules Offshore Inc.,
	10.50%, 05/06/20	Caa1	751
	Total Bank Debt Securities (Total cost of $1,043)		751

Shares
PREFERRED STOCK - 1.00% (d)(f)
Energy - .16%
9,450	WPX Energy, Inc., Convertible, 6.25%	(e)	334

Health Care - .23%
539	Allergan Plc, Convertible, 5.50%	(e)	495

Wireless Communications - .61%
2,207	American Tower Corporation, Convertible, 5.25%	(e)	232
2,159	American Tower Corporation, Convertible, 5.50%	(e)	223
6,400	Crown Castle International Corp., Convertible, 4.50%	(e)	686
2,476	T-Mobile US, Inc., Convertible, 5.50%	(e)	164
			1,305
	Total Preferred Stock (Total cost of $2,116)		2,134

COMMON STOCK - .77% (d)(f)
17,400	First Data Corporation (c)	225
18,130	Hercules Offshore, Inc. (c)	44
10,500	Iron Mountain Incorporated	356
6,025	Liberty Broadband Corporation (c)	349
267	Sentry Holdings A (c)(GBP)	—
59,572	Sentry Holdings B (c)(GBP)	63
15,600	T-Mobile US, Inc. (c)	598
		1,635
	Total Common Stock (Total cost of $1,926)	1,635

	TOTAL INVESTMENTS - 138.69% (d) (Total cost of $306,958)	294,693

	CASH AND OTHER ASSETS LESS LIABILITIES - (38.69)% (d)	(82,216)

	NET ASSETS - 100.00%	$212,477

(a) Denotes income is not being accrued.

(b) Denotes issuer is in bankruptcy proceedings.

(c) Non-income producing.

(d) Percentages indicated are based on total net assets to common shareholders of $212,477.

(e) Not rated.

(f) All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $170,192 as of March 31, 2016.

(h) Pay-In-Kind

(CAD) Canadian Dollar

(CHF) Swiss Franc

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2016 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

Goldman Sachs	4/15/16	GBP	82	$118	$119	$(1)

State Street Bank	4/15/16	GBP	64	92	92	—

Royal Bank of Scotland	4/15/16	GBP	381	547	534	13

State Street Bank	4/15/16	GBP	7	9	9	—

Standard Chartered	4/15/16	GBP	237	340	340	—

Morgan Stanley	4/15/16	GBP	(4,128)	5,994	5,929	65

JP Morgan	4/15/16	GBP	(104)	148	149	(1)

State Street Bank	4/15/16	GBP	(40)	57	57	—

UBS	5/13/16	CHF	(332)	342	345	(3)

Royal Bank of Scotland	6/15/16	EUR	(14,375)	16,124	16,393	(269)

Canadian Imperial Bank of Commerce	6/15/16	EUR	(1,491)	1,657	1,700	(43)

UBS	6/15/16	EUR	(638)	707	727	(20)

Goldman Sachs	6/15/16	EUR	(294)	333	335	(2)

Royal Bank of Scotland	6/15/16	EUR	(403)	456	460	(4)

Royal Bank of Canada	6/30/16	CAD	(708)	538	545	(7)

Net unrealized loss on open forward currency exchange contracts						$(272)

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2016 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2016 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2016 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$290,924	$—	$290,924

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Preferred Stock
Energy	$334	$—	$—	$334
Health Care	495	—	—	495
Wireless Communications	1,305	—	—	1,305
Common Stock
Cable Operators	349	—	—	349
Energy	44	—	—	44
Financial	—	63	—	63
Services	581	—	—	581
Wireless Communications	598	—	—	598
Total Investments	$3,706	$290,987	$—	$294,693
Forward Currency Exchange Contracts	$—	$(272)	$—	$(272)

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The Fund owned no Level 3 securities at March 31, 2016.

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the 3 months ended March 31, 2016, the Fund recognized no transfers to Level 1 from Level 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 16, 2016

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 16, 2016